THORNBURG FUNDS

Prospectus Supplement dated September 12, 2007 to
Thornburg Funds Retirement Plan Shares Prospectus dated February 1, 2007

The following revisions are made to the
February 1, 2007 Thornburg Retirement Plan Shares Prospectus:

On page 5 the Annual Fund Operating Expenses table and accompanying footnotes for Thornburg Limited Term U.S. Government Fund are revised to read as follows:

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)

                                  Class R3   Class R5**
                                  --------   ----------
Management Fee                       .38%       .38%
Distribution and Service
  (12b-1) Fees                       .50%(1)    .00%
Other Expenses                       .67%(2)   1.32%(2)(3)
Total Annual Operating Expenses     1.55%      1.70%
                                  --------   ----------
  Expense Reimbursement              .56%(4)   1.03%(4)
Net Annual Operating Expenses        .99%       .67%

(1) The Fund's Rule 12b-1 Plans for Class R3 shares provide for maximum payments of 1.00%. The Trustees have limited payments by the Fund for Class R3 shares to .50% for the current fiscal year.
(2) A portion of the Fund's expenses may be used to pay third parties that provide administrative and recordkeeping services to retirement accounts invested in the Fund.
(3) Other expenses in the table are estimated for Class R5 shares for the current fiscal year, before expense reimbursements.
(4) Thornburg has contractually agreed to waive fees and reimburse expenses incurred by the Fund through at least October 31, 2008 so that actual Class R3 and Class R5 expenses do not exceed the net annual operating expenses shown in this table.

** Class R5 shares are not available for Government Fund as of the date of this Prospectus.

On page 7 the Annual Fund Operating Expenses table and accompanying footnotes for Thornburg Limited Term Income Fund are revised to read as follows:

ANNUAL FUND OPERATING EXPENSES
expenses that are deducted from Fund assets)

                                  Class R3   Class R5**
                                  --------   ----------
Management Fee                       .50%       .50%
Distribution and Service
  (12b-1) Fees                       .50%(1)    .00%
Other Expenses                       .79%(2)   1.32%(2)(3)
Total Annual Operating Expenses     1.79%      1.82%
                                  --------   ----------
  Expense Reimbursement              .80%(4)   1.15%(4)
Net Annual Operating Expenses        .99%       .67%

(1) The Fund's Rule 12b-1 Plans for Class R3 shares provide for maximum payments of 1.00%. The Trustees have limited payments by the Fund for Class R3 shares to .50% for the current fiscal year.
(2) A portion of the Fund's expenses may be used to pay third parties that provide administrative and recordkeeping services to retirement accounts invested in the Fund.
(3) Other expenses in the table are estimated for Class R5 shares for the current fiscal year, before expense reimbursements.
(4) Thornburg has contractually agreed to waive fees and reimburse expenses incurred by the Fund through at least October 31, 2008 so that actual Class R3 and Class R5 expenses do not exceed the net annual operating expenses shown in this table.

** Class R5 shares are not available for Income Fund as of the date of this Prospectus.

On page 9 the Annual Fund Operating Expenses table and accompanying footnotes for Thornburg Value Fund are revised to read as follows:

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)

                                  Class R3     Class R4     Class R5
                                  --------     --------     --------
Management Fee                       .78%         .78%         .78%
Distribution and Service
  (12b-1) Fees                       .50%(1)      .25%         .00%
Other Expenses                       .41%(2)     1.22%(2)(3)  2.46%(2)
Total Annual Operating Expenses     1.69%        2.25%        3.24%
                                  --------     --------       -------
  Expense Reimbursement              .34%(4)     1.00%(4)     2.25%(4)
Net Annual Operating Expenses       1.35%        1.25%         .99%

(1) The Fund's Rule 12b-1 Plans for Class R3 shares provide for maximum payments of 1.00%. The Trustees have limited payments by the Fund for Class R3 shares to .50% for the current fiscal year.
(2) A portion of the Fund's expenses may be used to pay third parties that provide administrative and recordkeeping services to retirement accounts invested in the Fund.
(3) Other expenses in the table are estimated for Class R4 shares for the current fiscal year, before expense reimbursements.
(4) Thornburg has contractually agreed to waive fees and reimburse expenses incurred by the Fund through at least October 31, 2008 so that actual Class R3 , Class R4 and Class R5 expenses do not exceed the net annual operating expenses shown in this table.

On page 11 the Annual Fund Operating Expenses table and accompanying footnotes for Thornburg International Value Fund are revised to read as follows:

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)

                                  Class R3     Class R4     Class R5
                                  --------     --------     --------
Management Fee                       .72%         .72%         .72%
Distribution and Service
  (12b-1) Fees                       .50%(1)      .25%         .00%
Other Expenses                       .39%(2)     1.25%(2)(3)   .24%(2)
Total Annual Operating Expenses     1.61%        2.22%         .96%
                                  --------     --------       -------
  Expense Reimbursement              .16%(4)      .97%(4)       N/A
Net Annual Operating Expenses       1.45%        1.25%          N/A

(1) The Fund's Rule 12b-1 Plans for Class R3 shares provide for maximum payments of 1.00%. The Trustees have limited payments by the Fund for Class R3 shares to .50% for the current fiscal year.
(2) A portion of the Fund's expenses may be used to pay third parties that provide administrative and recordkeeping services to retirement accounts invested in the Fund.
(3) Other expenses in the table are estimated for Class R4 shares for the current fiscal year, before expense reimbursements.
(4) Thornburg has contractually agreed to waive fees and reimburse expenses incurred by the Fund through at least October 31, 2008 so that actual Class R3 and Class R4 expenses do not exceed the net annual operating expenses shown in this table.

On page 13 the Annual Fund Operating Expenses table and accompanying footnotes for Thornburg Core Growth Fund are revised to read as follows:

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)

                                  Class R3     Class R4     Class R5
                                  --------     --------     --------
Management Fee                       .86%         .86%         .86%
Distribution and Service
  (12b-1) Fees                       .50%(1)      .25%         .00%
Other Expenses                       .37%(2)     1.22%(2)(3)  1.34%(2)
Total Annual Operating Expenses     1.73%        2.33%        2.20%
                                  --------     --------       -------
  Expense Reimbursement              .23%(4)      .93%(4)     1.21%(4)
Net Annual Operating Expenses       1.50%        1.40%         .99%

(1) The Fund's Rule 12b-1 Plans for Class R3 shares provide for maximum payments of 1.00%. The Trustees have limited payments by the Fund for Class R3 shares to .50% for the current fiscal year.
(2) A portion of the Fund's expenses may be used to pay third parties that provide administrative and recordkeeping services to retirement accounts invested in the Fund.
(3) Other expenses in the table are estimated for Class R4 shares for the current fiscal year, before expense reimbursements.
(4) Thornburg has contractually agreed to waive fees and reimburse expenses incurred by the Fund through at least October 31, 2008 so that actual Class R3, Class R4 and Class R5 expenses do not exceed the net annual operating expenses shown in this table.

On page 15 the Annual Fund Operating Expenses table and accompanying footnotes for Thornburg Investment Income Builder Fund are revised to read as follows:

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)

                                  Class R3   Class R5
                                  --------   --------
Management Fee                       .83%       .83%
Distribution and Service
  (12b-1) Fees                       .50%(1)    .00%
Other Expenses                      4.72%(2)   1.37%(2)(3)
Total Annual Operating Expenses     6.05%      2.20%
                                  --------   --------
  Expense Reimbursement             4.55%(4)   1.21%(4)
Net Annual Operating Expenses       1.50%       .99%

(1) The Fund's Rule 12b-1 Plans for Class R3 shares provide for maximum payments of 1.00%. The Trustees have limited payments by the Fund for Class R3 shares to .50% for the current fiscal year.
(2) A portion of the Fund's expenses may be used to pay third parties that provide administrative and recordkeeping services to retirement accounts invested in the Fund.
(3) Other expenses in the table are estimated for Class R5 shares for the current fiscal year, before expense reimbursements.
(4) Thornburg has contractually agreed to waive fees and reimburse expenses incurred by the Fund through at least October 31, 2008 so that actual Class R3 and Class R5 expenses do not exceed the net annual operating expenses shown in this table.